Shareholders' Equity (Tables)	3 Months Ended
Mar. 31, 2019
Equity [Abstract]
Schedule of Amounts Reclassified out of Each Component of Accumulated Other Comprehensive Loss
The following table sets forth the significant amounts reclassified out of each component of accumulated other comprehensive loss and their effect on net income (loss) for the period (in millions):

	Three months ended March 31,
	2019	2018
Amounts recognized as a component of net periodic pension and other postretirement benefit cost:
Amortization of net loss	$(2.4)	$(8.0)
Amortization of prior service credit	3.0	4.5
Total before income taxes	0.6	(3.5)
Income tax (expense) benefit	(0.1)	0.7
Total reclassifications for the period, net of income taxes	$0.5	$(2.8)